Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19 — RELATED PARTY TRANSACTIONS

The Company has established an Audit Committee, which operates under a formal charter. In accordance with this charter, the Audit Committee is responsible for the ongoing review and approval of all related-party transactions to ensure they are conducted on an arm’s-length basis and in the best interests of the Company and its shareholders.

Set forth below are related party transactions of our Company for the financial years ended December 31, 2024, and 2025, which are identified in accordance with the rules prescribed under Form F-1 and Form 20-F and may not be considered as related party transactions under Singapore law.

The amounts due from related party consisted of the following:

			As of December 31,
Name of related party	Relationship	Nature	2024	2025
			USD’000	USD’000
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and recoverable on demand	152	95

The amounts due to related party consisted of the following:

			As of December 31,
Name of related party	Relationship	Nature	2024	2025
			USD’000	USD’000
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, with simple annual interests charged at 3.5% per annum, not repayable upon demand, save upon the request by Delixy Energy, whichever earlier	5,000	—
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, with interest-free and repayable on maturity date	—	4,000

The following represents the other significant related party transactions that occurred in the financial years ended December 31, 2023, 2024 and 2025.

			Year ended December 31,
Name of related party	Relationship	Nature	2023	2024	2025
			USD’000	USD’000	USD’000
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and repayable on demand	(175)	—	—
			Year ended December 31,
Name of related party	Relationship	Nature	2023	2024	2025
			US$’000	USD’000	USD’000
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Proceeds from disposal of property	—	957	—
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Freight expenses	—	(1,151)	(96)
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Agent Charge	—	—	(1)
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Rental and maintenance expenses	—	(17)	(35)
Wisecome Oil Pte. Ltd.	Company wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Advances	—	1,125	—
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Dividend paid	(1,500)	(4,745)	—
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and repayable on demand	6	—	—
Mega Origin Holdings Limited	Our controlling shareholder and wholly-owned by Mr. Xie Dongjian, our Executive Chairman, Chief Executive Officer and Executive Director	Non-trade loan, unsecured, interest-free and repayable on demand	(87)	(152)	57